2. Investment Securities (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Book value of available for sale securities	$ 33,275,039	$ 40,625,821
Fair value of available for sale securities	33,235,708	40,886,059
Proceeds from sales of securities	9,095,380	36,421,608
Gains from sales of securities	2,566	351,301
Loss from sales of securities	8,087	0
Investment in FHLBB stock	3,044,700	3,433,200
Dividend income on FHLBB stock	$ 12,214	$ 17,892
U.S. GSE debt securities
Number of securities	11	8
U.S. Government securities
Number of securities	1	1